Investment In Joint Venture (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments And Joint Ventures [Abstract]
Summary of Changes In Investment In Joint Venture

As at December 31, 2017
Carrying value, beginning of the year	$-
Acquisition through business combination (Note 3)	3,036
Currency gain on financial statement translation	133
Company's share of earnings	390
Dividend received	(176)
Carrying value, end of year	$3,383

Summary Financial Information of Joint Venture

Summary financial information for XPCT is as follows:

As at December 31, 2017
Cash	$485
Other current assets	7,233
Non-current assets	1,842
Current liabilities
Trade and other	(1,983)
Short term loans	(1,916)
Non-current liabilities	(44)
Fair value adjustment to net assets upon acquisition	(2,234)
Net assets	$3,383
Year Ended December 31, 2017
Revenue	$4,153
Cost of sales	3,171
Depreciation and amortization	23
Finance costs	57
Administrative expenses	448
Earnings before income taxes	454
Income taxes	64
$390